Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill	¥ 296,772	¥ 303,611	¥ 370,852
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	26,637	20,997
Loans	616,360	241,950
Loans held for sale	439,361	42,994
Collateral dependent loans	176,999	198,956
Premises and equipment	11,835	17,301
Intangible assets	309	359
Goodwill	184,364	0
Other assets	207,595	29,162
Investments in equity method investees	191,064	12,915
Other	16,531	16,247
Total	1,047,100	564,771
Fair Value, Measurements, Nonrecurring | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	255,002
Assets held for sale	0	255,002
Fair Value, Measurements, Nonrecurring | Private equity funds
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value	33,595	26,644
Unfunded commitments related to investment securities valued at net asset value	23,029	22,197
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans	1,917	2,175
Loans held for sale	0	0
Collateral dependent loans	1,917	2,175
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	178,592	11,880
Investments in equity method investees	178,592	11,880
Other	0	0
Total	180,509	14,055
Fair Value, Measurements, Nonrecurring | Level 1 | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Assets held for sale	0	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	13,366	9,839
Loans	3,388	3,153
Loans held for sale	0	0
Collateral dependent loans	3,388	3,153
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	0	0
Investments in equity method investees	0	0
Other	0	0
Total	16,754	12,992
Fair Value, Measurements, Nonrecurring | Level 2 | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Assets held for sale	0	0
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	13,271	11,158
Loans	611,055	236,622
Loans held for sale	439,361	42,994
Collateral dependent loans	171,694	193,628
Premises and equipment	11,835	17,301
Intangible assets	309	359
Goodwill	184,364	0
Other assets	29,003	17,282
Investments in equity method investees	12,472	1,035
Other	16,531	16,247
Total	849,837	537,724
Fair Value, Measurements, Nonrecurring | Level 3 | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	255,002
Assets held for sale	¥ 0	255,002
Fair Value, Measurements, Nonrecurring | Level 3 | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value, Net Asset (Liability)		¥ 1,992,632